CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 89,997	$ 156,228
Restricted cash	1,176	1,134
Short-term bank deposits	151,030	139,333
Marketable securities	71,877	77,774
Accounts receivable (net of allowance of $6,365 and $2,538 at December 31, 2025 and 2024, respectively)	187,871	164,358
Prepaid expenses and other current assets	17,830	22,638
Total Current Assets	519,781	561,465
Long-Term Assets
Property and equipment, net	11,685	8,916
Operating lease right-of-use assets	17,171	20,209
Intangible assets, net	89,169	68,917
Goodwill	266,066	247,086
Deferred Income Tax Assets, Net	9,266	8,517
Other assets	620	416
Total Long-Term Assets	393,977	354,061
Total Assets	913,758	915,526
Current Liabilities
Accounts payable	129,882	122,005
Accrued expenses and other liabilities	37,821	32,848
Short-term operating lease liability	2,324	3,648
Deferred revenue	1,206	2,049
Short-term payment obligation related to acquisitions	17,348	1,300
Total Current Liabilities	188,581	161,850
Long-Term Liabilities
Long-term operating lease liability	20,034	18,654
Payment obligation related to acquisition	10,383	0
Deferred taxes	7,397	0
Other long-term liabilities	11,357	12,082
Total Long-Term Liabilities	49,171	30,736
Total Liabilities	237,752	192,586
Commitments and Contingencies
Shareholders' equity
Ordinary shares of ILS 0.03 par value - Authorized: 80,000,000 shares at December 31, 2025 and 2024; Issued: 39,140,303 and 44,940,392 at December 31, 2025 and 2024, respectively; Outstanding: 39,024,964 and 44,825,053 shares at December 31, 2025 and 2024, respectively	341	391
Additional paid-in capital	487,716	527,149
Treasury shares at cost (115,339 shares at December 31, 2025 and 2024)	(1,002)	(1,002)
Accumulated other comprehensive income (loss)	267	(215)
Retained earnings	188,684	196,617
Total Shareholders' Equity	676,006	722,940
Total Liabilities and Shareholders' Equity	$ 913,758	$ 915,526